Income Taxes (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Federal statutory rate	21.00%	21.00%
Federal [Member]
Net operating loss	$ 4,186,428